Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Non-current R&D incentives receivables	€119,941	€127,186	€111,624
Current R&D incentives receivables	26,126	16,827	24,104
Total R&D incentives receivables	€146,067	€144,013	€135,728

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2022 Maturity date
	2024	2025	2026	2027	2028-2032	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,713	11,495	11,207	—	—	€34,415

Belgian non-current R&D incentives receivables - discounted value	16,805	18,604	19,443	13,908	16,767	85,526

Total non-current R&D incentives receivables - discounted value	€28,518	€30,099	30,650	13,908	16,767	€119,941